Discontinued Operations (Details) - Assets and liabilities reported as discontinued operations (USD $)	Mar. 31, 2013	Mar. 26, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities reported as discontinued operations [Abstract]
Prepaids and other assets
Property and equipment, net		734,000	734,000	1,470,000
Other assets			1,000
Total assets associated with discontinued operations			735,000	1,503,000
Current liabilities			1,767,000	2,445,000
Long-term liabilities			3,000	16,000
Total liabilities associated with discontinued operations			$ 1,767,000	$ 2,445,000